Schedule of Incurred Fees Due to Managing Dealer in Connection with its Offering (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Selling commissions	$ 1,880,621	$ 1,907,808	$ 847,768
Marketing support fees	805,980	820,946	363,329
Total	$ 2,686,601	$ 2,728,754	$ 1,211,097